RELATED PARTY TRANSACTIONS - Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Rental income	$ 264	$ 323	$ 254
PEWC
Disclosure of transactions between related parties [Line Items]
Purchases	23,807	23,093	24,914
Sales	9	14	0
Construction income received	2,320	1,006	3
Management fee received	5	29	10
Management fee paid	179	205	172
Information technology service fee paid	101	132	120
Interest expenses paid	3	0	0
Rental fee paid	101	104	18
Vehicle sale proceeds received	0	18	0
Materials purchased for interior office redecorating	0	0	8
Other employee benefits-Others	5	0	0
Sumi-Pac Construction Company, LTD.
Disclosure of transactions between related parties [Line Items]
Purchases	0	280	0
Construction income received	67	0	0
Rental income	20	26	0
Service fee received	68	31	0
Pacific Charity Foundation
Disclosure of transactions between related parties [Line Items]
Rental income	6	9	0
Donation	4	0	0
PACIFIC UNION CO., LTD.
Disclosure of transactions between related parties [Line Items]
Construction income received	6	11	0
Chung-Tai Technology Development Engineering Corporation
Disclosure of transactions between related parties [Line Items]
Rental income	15	11	0
Service fee received	1	1	0
Miscellaneous purchases	11	0	0
PEWC (HK)
Disclosure of transactions between related parties [Line Items]
Sales	12	7,437	18,309
Service fee paid	0	67	156
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Sales	5,734	5,230	8,772
Italian-Thai and its affiliates | Loss allowances
Disclosure of transactions between related parties [Line Items]
Loss allowance	0	4,565	0
Pacific Holdings Group
Disclosure of transactions between related parties [Line Items]
Service fee paid	196	0	0
Others
Disclosure of transactions between related parties [Line Items]
Vehicle sale proceeds received	0	25	0
Fabrication cost	$ 173	$ 150	$ 277